Share based Compensation - Non-vested Stock Options (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Granted
Number of Options	3,100,000
Weighted Average Grant Date Fair Value	$ 0.37
Vested
Number of Options	(775,000)
Weighted Average Grant Date Fair Value	$ 0.37
Non-Vested
Number of Options	2,325,000	0
Weighted Average Grant Date Fair Value	$ 0.37	$ 0